Small Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.6%)
Bandwidth, Inc. *	14,402	2,514
Cardlytics, Inc. *	89,035	6,283
CarGurus, Inc. *	76,176	1,648

Total		10,445

Consumer Discretionary (14.4%)
American Outdoor Brands, Inc. *	39,439	514
Carter’s, Inc.	35,574	3,080
Churchill Downs, Inc.	44,296	7,257
Deckers Outdoor Corp. *	32,974	7,255
Dunkin’ Brands Group, Inc.	52,224	4,278
Floor & Decor Holdings, Inc. *	82,262	6,153
Foot Locker, Inc.	140,997	4,657
Fox Factory Holding Corp. *	59,995	4,459
Penn National Gaming, Inc. *	132,130	9,606
PVH Corp.	90,749	5,412
Shutterstock, Inc.	50,644	2,635
Smith & Wesson Brands, Inc.	203,927	3,165
Stamps.com, Inc. *	5,404	1,302
Thor Industries, Inc.	51,057	4,864
TopBuild Corp. *	61,841	10,556
Under Armour, Inc. - Class C *	377,048	3,710
Wingstop, Inc.	39,122	5,346
Wolverine World Wide, Inc.	173,502	4,483
YETI Holdings, Inc. *	130,167	5,899

Total		94,631

Consumer Staples (3.8%)
BellRing Brands, Inc. *	182,798	3,791
Freshpet, Inc. *	63,525	7,093
Hostess Brands, Inc. *	352,241	4,343
Performance Food Group Co. *	163,319	5,654
The Simply Good Foods Co. *	179,603	3,960

Total		24,841

Financials (5.6%)
First Hawaiian, Inc.	96,938	1,403
James River Group Holdings, Ltd.	110,643	4,927
Kemper Corp.	56,413	3,770
MGIC Investment Corp.	408,023	3,615
OneMain Holdings, Inc.	106,833	3,338
SLM Corp.	455,215	3,683
StepStone Group, Inc. *	64,600	1,719
Sterling Bancorp	215,806	2,270

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Financials continued
Stifel Financial Corp.	63,530	3,212
Synovus Financial Corp.	119,265	2,525
Triumph Bancorp, Inc. *	134,137	4,177
Western Alliance Bancorporation	64,217	2,031

Total		36,670

Health Care (32.2%)
Addus HomeCare Corp. *	35,859	3,389
Adverum Biotechnologies, Inc. *	241,321	2,486
Akebia Therapeutics, Inc. *	343,760	863
Akero Therapeutics, Inc. *	10,400	320
Allakos, Inc. *	50,628	4,124
Amedisys, Inc. *	17,481	4,133
Amicus Therapeutics, Inc. *	316,044	4,463
Apellis Pharmaceuticals, Inc. *	120,928	3,648
Arena Pharmaceuticals, Inc. *	26,640	1,992
Arrowhead Pharmaceuticals, Inc. *	40,433	1,741
AtriCure, Inc. *	82,456	3,290
Biohaven Pharmaceutical Holding Co., Ltd. *	65,615	4,266
Cardiovascular Systems, Inc. *	78,130	3,074
ChemoCentryx, Inc. *	75,193	4,121
Constellation Pharmaceuticals, Inc. *	89,008	1,803
Cytokinetics, Inc. *	139,142	3,013
Dicerna Pharmaceuticals, Inc. *	193,584	3,483
Dyne Therapeutics, Inc. *	50,500	1,020
Emergent Biosolutions, Inc. *	52,211	5,395
Globus Medical, Inc. - Class A *	108,177	5,357
Health Catalyst, Inc. *	107,551	3,936
Heron Therapeutics, Inc. *	184,572	2,735
HMS Holdings Corp. *	154,508	3,701
Homology Medicines, Inc. *	123,021	1,316

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Health Care continued
ICU Medical, Inc. *	9,089	1,661
ImmunoGen, Inc. *	424,670	1,529
Integer Holdings Corp. *	73,824	4,356
Integra LifeSciences Holdings Corp. *	84,037	3,968
iRhythm Technologies, Inc. *	24,367	5,802
Karyopharm Therapeutics, Inc. *	178,912	2,612
Kodiak Sciences, Inc. *	58,805	3,482
Kymera Therapeutics, Inc. *	44,500	1,438
LHC Group, Inc. *	36,903	7,844
Madrigal Pharmaceuticals, Inc. *	20,422	2,425
Mersana Therapeutics, Inc. *	125,625	2,339
Mirati Therapeutics, Inc. *	46,184	7,669
MyoKardia, Inc. *	57,121	7,787
Nanostring Technologies, Inc. *	97,177	4,344
Novavax, Inc. *	18,561	2,011
NuVasive, Inc. *	59,586	2,894
Omnicell, Inc. *	112,541	8,402
OraSure Technologies, Inc. *	171,659	2,089
Pacira Biosciences, Inc. *	58,335	3,507
The Providence Service Corp. *	55,821	5,186
PTC Therapeutics, Inc. *	93,378	4,365
R1 RCM, Inc. *	418,649	7,180
Radius Health, Inc. *	153,902	1,745
RAPT Therapeutics, Inc. *	80,804	2,602
Reata Pharmaceuticals, Inc. *	16,094	1,568
Repligen Corp. *	19,358	2,856
Revance Therapeutics, Inc. *	128,368	3,227
Rhythm Pharmaceuticals, Inc. *	113,662	2,463
Tandem Diabetes Care, Inc. *	60,581	6,876
TG Therapeutics, Inc. *	165,931	4,440
Theravance Biopharma, Inc. *	188,264	2,784
Tricida, Inc. *	96,956	878
Turning Point Therapeutics, Inc. *	53,099	4,639

Small Cap Growth Stock Portfolio

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Ultragenyx Pharmaceutical, Inc. *	42,038	3,455
Veracyte, Inc. *	121,185	3,937
Y-mAbs Therapeutics, Inc. *	81,754	3,139

Total		211,168

Industrials (14.4%)
Aerojet Rocketdyne Holdings, Inc. *	112,485	4,487
Altra Industrial Motion Corp.	73,191	2,706
Applied Industrial Technologies, Inc.	84,487	4,655
Armstrong World Industries, Inc.	32,366	2,227
ASGN, Inc. *	83,333	5,297
Axon Enterprise, Inc. *	29,698	2,694
BWX Technologies, Inc.	92,017	5,181
Clean Harbors, Inc. *	61,367	3,438
Curtiss-Wright Corp.	31,676	2,954
EnerSys	52,925	3,552
Exponent, Inc.	79,518	5,728
Insperity, Inc.	58,621	3,839
ITT, Inc.	79,103	4,671
John Bean Technologies Corp.	66,467	6,108
Marten Transport, Ltd.	173,208	2,827
Mercury Systems, Inc. *	45,415	3,518
Patrick Industries, Inc.	102,726	5,909
Rexnord Corp.	149,904	4,473
SPX Corp. *	123,846	5,744
SPX Flow, Inc. *	93,251	3,993
Tetra Tech, Inc.	70,389	6,722
Trex Co., Inc. *	46,942	3,361

Total		94,084

Information Technology (21.4%)
Alarm.com Holdings, Inc. *	73,871	4,081
Axcelis Technologies, Inc. *	156,024	3,433
Bentley Systems, Inc. - Class B *	6,700	210
Blackbaud, Inc.	62,561	3,493
CACI International, Inc. - Class A *	25,724	5,483
Cirrus Logic, Inc. *	58,358	3,936
Cohu, Inc.	153,079	2,630
CTS Corp.	135,722	2,990
Everbridge, Inc. *	41,069	5,164
ExlService Holdings, Inc. *	70,471	4,649
First Solar, Inc. *	57,383	3,799
Five9, Inc. *	47,363	6,142
FormFactor, Inc. *	162,576	4,053
Insight Enterprises, Inc. *	80,925	4,579

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
LiveRamp Holdings, Inc. *	94,143	4,874
Lumentum Holdings, Inc. *	69,049	5,188
Manhattan Associates, Inc. *	41,190	3,933
Medallia, Inc. *	149,995	4,113
Mimecast, Ltd. *	129,574	6,080
Paylocity Holding Corp. *	20,860	3,367
Pegasystems, Inc.	30,887	3,739
Perficient, Inc. *	142,143	6,075
Power Integrations, Inc.	91,528	5,071
Q2 Holdings, Inc. *	70,166	6,403
Rapid7, Inc. *	113,441	6,947
Repay Holdings Corp. *	66,500	1,563
Science Applications International Corp.	58,699	4,603
Sprout Social, Inc. *	104,174	4,011
SVMK, Inc. *	256,317	5,667
Synaptics, Inc. *	60,438	4,860
Varonis Systems, Inc. *	41,236	4,759
Verra Mobility Corp. *	451,898	4,365

Total		140,260

Materials (2.9%)
Axalta Coating Systems, Ltd. *	150,946	3,346
Boise Cascade Co.	101,168	4,039
Graphic Packaging Holding Co.	269,544	3,798
Ingevity Corp. *	56,380	2,787
Louisiana-Pacific Corp.	175,834	5,189

Total		19,159

Real Estate (2.8%)
Columbia Property Trust, Inc.	178,707	1,950
CoreSite Realty Corp.	28,447	3,382
Corporate Office Properties Trust	105,402	2,500
Essential Properties Realty Trust, Inc.	187,995	3,444
Independence Realty Trust, Inc.	312,840	3,626
PS Business Parks, Inc.	28,688	3,511

Total		18,413

Total Common Stocks (Cost: $540,223)		649,671

Investment Companies (0.2%)
Investment Companies (0.2%)
iShares Russell 2000 Growth Index Fund	6,706	1,486

Total		1,486

Total Investment Companies (Cost: $1,523)		1,486

Short-Term Investments (0.7%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (0.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	4,541,808	4,542

Total		4,542

Total Short-Term Investments (Cost: $4,542)		4,542

Total Investments (100.0%) (Cost: $546,288)@		655,699

Other Assets, Less Liabilities (0.0%)		69

Net Assets (100.0%)		655,768

Small Cap Growth Stock Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2020.
@

At September 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $546,288 and the net unrealized appreciation of investments based on that cost was $109,411 which is comprised of $155,458 aggregate gross unrealized appreciation and $46,047 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2020.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$649,671	$—	$—
Investment Companies	1,486	—	—
Short-Term Investments	4,542	—	—

Total Assets:	$655,699	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
SONIA	Sterling Overnight Index Average
DAC	Designated Activity Company
TBA	To Be Announced

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
ZAR	South African Rand